SCHEDULE OF OPTIONS OUTSTANDING AND WEIGHTED AVERAGE EXERCISE PRICE (Details)	12 Months Ended
	Mar. 31, 2022 shares $ / shares	Mar. 31, 2021 shares $ / shares	Mar. 31, 2020 shares $ / shares
Share Options And Warrants
Beginning balance, Options outstanding | shares	60,750,000	19,500,000	23,000,000
Beginning balance, Weighted Average Exercise price, outstanding | $ / shares	$ 6.90	$ 5.58	$ 5.58
Options, granted | shares	28,150,000	42,250,000
Weighted Average Exercise price, Granted | $ / shares	$ 8.41	$ 7.31
Options, forfeited | shares	(16,500,000)	(750,000)	(3,500,000)
Weighted Average Exercise price, Forfeited | $ / shares	$ 5.91	$ 6.21	$ 5.58
Options, exercised | shares		(250,000)
Weighted Average Exercise price, Exercised | $ / shares		$ 6.21
Ending balance, Options outstanding | shares	72,400,000	60,750,000	19,500,000
Ending balance, Weighted Average Exercise price, outstanding | $ / shares	$ 7.49	$ 6.90	$ 5.58
Options, Exercisable | shares	14,437,500	9,250,000	4,875,000
Ending balance, Weighted Average Exercise price, Exercisable | $ / shares	$ 7.36	$ 6.21	$ 5.58
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares	$ (5.91)	$ (6.21)	$ (5.58)
Number of share options exercised in share-based payment arrangement | shares		250,000